General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
General corporate expenses	¥ 3,282	¥ 3,572	¥ 3,692
Auditors' remuneration	15	20	20
- Audit services	14	17	18
- Non-audit services	1	3	2
Credit losses	(1)	164	13
Other taxes and levies	367	332	348
General and administrative expenses	¥ 3,663	¥ 4,088	¥ 4,073